Goodwill and Intangible Assets - Summary of identifiable intangible assets (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	$ 60,781	$ 60,781
Accumulated amortization	28,328	24,296
Intangibles, net	32,453	36,485
Patent rights
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	32,630	32,630
Accumulated amortization	17,770	15,591
Intangibles, net	14,860	17,039
Acquired technology
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	21,940	21,940
Accumulated amortization	9,143	7,679
Intangibles, net	12,797	14,261
Acquired licenses
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	5,711	5,711
Accumulated amortization	915	551
Intangibles, net	4,796	5,160
Assembled workforce
Finite-Lived Intangible Assets [Line Items]
Gross carrying amount	500	500
Accumulated amortization	500	475
Intangibles, net	$ 0	$ 25